UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                    (Zip code)

Christopher E. Kashmerick
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:    317-917-7000

Date of fiscal year end:     03/31

Date of reporting period:     12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2010
(Unaudited)
		Fair
Shares	COMMON STOCKS - 91.35%	Value

	Agriculture Production - Crops - 1.02%
17,605	Chiquita Brands International, Inc. *	$246,822

	Ball & Roller Bearings - 0.98%
5,865	Kaydon Corp.	238,823

	Bituminous Coal & Lignite Surface Mining - 1.25%
13,095	Cloud Peak Energy, Inc. *	304,197

	Calculating & Accounting Machines (No Electronic Computers) - 1.11%
8,390	Diebold, Inc.	268,900

	Computer Peripheral Equipment - 1.21%
55,380	Brocade Communications Systems, Inc. *	292,960

	Converted Paper & Paperboard Products (No Containers/Boxes) - 1.88%
13,955	Bemis Company, Inc.	455,770

	Crude Petroleum & Natural Gas - 1.67%
9,295	Berry Petroleum Co. - Class A	406,192

	Cutlery, Handtools & General Hardware - 1.67%
7,190	Snap-on, Inc.	406,810

	Drawing & Insulating Non Ferrous Wire - 0.94%
6,520	General Cable Corp. *	228,787

	Electric Services - 5.39%
20,645	Great Plains Energy, Inc.	400,307
9,205	IDACORP, Inc.	340,401
20,810	Portland General Electric Co.	451,577
3,295	Unisource Energy Corp.	118,093
		1,310,378

	Electric Work - 1.02%
8,570	EMCOR Group, Inc. *	248,359

	Fabricated Structural Metal Products - 0.49%
1,350	Valmont Industries, Inc.	119,786

	Finance Services - 2.39%
10,885	Broadridge Financial Solutions, Inc.	238,708
28,195	Fifth Street Finance Corp.	342,287
		580,995

	Financials - Diversified Investments - 1.48%
14,480	Solar Capital Ltd.	358,814

	Fire, Marine & Casualty Insurance - 4.36%
7,710	Greenlight Capital Re., Ltd. - Class A *	206,705
13,740	HCC Insurance Holdings, Inc.	397,636
10,150	Platinum Underwriters Holdings, Ltd.	456,446
		1,060,787

	Footwear, (No Rubber) - 0.99%
11,975	Skechers U.S.A., Inc. *	239,500

	Hospital & Medical Service Plans - 0.49%
4,470	Healthspring, Inc. *	118,589

	Ice Cream & Frozen Desserts - 1.97%
54,050	Dean Foods Co. *	477,802

	In Vitro & In Vivo Diagnostics Substances - 1.49%
9,910	Alere, Inc. *	362,706

	Industrial Instruments For Measurement, Display, & Control - 1.70%
16,825	MKS Instruments, Inc. *	412,044

	Industrial Trucks Tractors Trailers & Stackers - 1.25%
9,775	Terex Corp. *	303,416

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2010
(Unaudited)

		Fair
Shares	COMMON STOCKS - 91.35% - continued	Value

	Life Insurance - 1.93%
16,300	Delphi Financial Group, Inc. - Class A	$470,092

	Mineral Royalty Traders - 0.91%
4,040	Royal Gold, Inc.	220,705

	Miscellaneous - Business Credit Institution - 1.02%
35,030	CapitalSource, Inc.	248,713

	Miscellaneous - Furniture & Fixtures - 0.99%
5,750	Kinetic Concepts, Inc. *	240,810

	Miscellaneous - Industrial & Commercial Machinery & Equipment - 1.51%
11,040	Curtiss-Wright Corp.	366,528

	Miscellaneous - Manufacturing Industries - 0.97%
7,255	Brady Corp. - Class A	236,586

	National Commercial Banks - 5.08%
22,055	First Financial Bancorp	407,576
22,118	First Horizon National Corp. *	260,546
15,725	FirstMerit Corp.	311,198
31,860	National Penn Bancshares, Inc.	255,836
		1,235,156

	Natural Gas Distribution - 0.49%
3,300	AGL Resources, Inc.	118,305

	Oil & Gas Field Machinery & Equipment - 1.89%
17,020	Bolt Technology Corp. *	224,153
14,875	Tesco Corp. *	236,215
		460,368

	Oil & Gas Services - 1.40%
9,695	Superior Energy Services, Inc. *	339,228

	Petroleum Refining - 1.00%
13,085	Tesoro Corp. *	242,596

	Pharmaceutical Preparations - 1.72%
35,045	Prestige Brands Holdings, Inc. *	418,788

	Plastics Products - 1.35%
33,770	Myers Industries, Inc.	328,920

	Printed Circuit Boards - 0.95%
19,670	DDI Corp.	231,319

	Radio & TV Broadcasting & Communications Equipment - 1.95%
11,900	EMS Technologies, Inc. *	235,382
27,800	SeaChange International, Inc. *	237,690
		473,072

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2010
(Unaudited)

		Fair
Shares	COMMON STOCKS - 91.35% - continued	Value

	Retail - Apparel & Accessory Stores - 0.95%
9,370	Aeropostale, Inc. *	$230,877

	Retail - Catalog & Mail - Order Houses - 0.95%
17,540	Insight Enterprises, Inc. *	230,826

	Retail - Eating Places - 0.97%
32,665	O' Charley's, Inc. *	235,188

	Retail - Miscellaneous Shopping Goods Stores - 1.00%
45,000	Office Depot, Inc. *	243,000

	Retail - Retail Stores - 0.48%
6,065	Titan Machinery, Inc. *	117,055

	Security Brokers, Dealers & Flotation Companies - 1.02%
17,685	Calamos Asset Management, Inc. - Class A	247,590

	Semiconductors & Related Devices - 0.47%
8,840	Verigy Ltd. *	115,097

	Services - Computer Integrated Systems Design - 1.20%
5,480	CACI International, Inc. - Class A *	292,632

	Services - Computer Processing & Data Preparation - 1.85%
23,765	CSG Systems International, Inc. *	450,109

	Services - Direct Mail Advertising Services - 0.96%
18,290	Harte-Hanks, Inc.	233,563

	Services - Equipment Rental & Leasing - 2.07%
15,580	Rent-A-Center, Inc.	502,922

	Services - Management Consulting Services - 1.91%
12,440	FTI Consulting, Inc. *	463,763

	Services - Skilled Nursing Care Facilities - 1.02%
9,980	Ensign Group, Inc.	248,203

	State Commercial Banks - 4.88%
20,250	Associated Banc-Corp	306,787
6,990	Bryn Mawr Bank Corp.	121,975
12,625	Home Bancshares, Inc.	278,129
4,050	IBERIABANK Corp.	239,476
4,965	Republic Bancorp, Inc.	117,919
43,465	West Coast Bancorp *	122,571
		1,186,857

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2010
(Unaudited)

		Fair
Shares	COMMON STOCKS - 91.35% - continued	Value

	Steel Works, Blast Furnaces, Rolling Mills - 1.67%
24,500	Commercial Metals Co.	$406,455

	Surgical & Medical Instruments & Apparatus - 1.95%
8,830	Teleflex, Inc.	475,142

	Water Transportation - 2.00%
9,045	Tidewater, Inc.	486,983

	Wholesale - Computer & Peripheral Equipment & Software - 1.35%
7,460	Tech Data Corp. *	328,389

	Wholesale - Farm Product Raw Material - 1.95%
84,085	Alliance One International, Inc. *	356,520
3,240	Anderson's, Inc./The	117,774
		474,294

	Wholesale - Groceries & Related Products - 1.61%
11,000	Core-Mark Holding Co., Inc. *	391,490

	Wholesale - Medical, Dental & Hospital Equipment & Supplies - 1.65%
13,590	Owens & Minor, Inc.	399,954

	Women's, Misses', & Juniors Outerwear - 1.53%
23,895	Jones Apparel Group, Inc.	371,328

	TOTAL COMMON STOCKS (Cost $19,608,236)	22,205,340

	REAL ESTATE INVESTMENT TRUSTS - 3.99%
6,790	CBL & Associates Properties, Inc.	118,825
4,705	CommonWealth REIT	120,024
11,905	Hospitality Properties Trust	274,291
10,366	One Liberty Properties, Inc.	173,112
18,935	Redwood Trust, Inc.	282,700

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $971,501)	968,952

	MONEY MARKET SECURITIES - 7.70%
936,000	AIM STIT-Liquid Assets Portfolio - Class P, 0.19% (a)	936,000
936,000	AIM STIT-STIC Prime Portfolio - Class I, 0.16% (a)	936,000

	TOTAL MONEY MARKET SECURITIES (Cost $1,872,000)	1,872,000

Principal
Amount
	CONVERTIBLE CORPORATE BONDS - 1.73%
214,000	Chemed Corp., 1.875%, 5/15/2014	$214,803
204,000	LifePoint Hospitals, Inc., 3.50%, 5/15/2014	206,805

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $373,344)	421,608

	TOTAL INVESTMENTS (Cost $22,825,081) - 104.77%	$25,467,900

	Liabilities in excess of cash & other assets - (4.77)%	(1,160,410)

	TOTAL NET ASSETS - 100.00%	$24,307,490

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at December 31, 2010.

Tax Related
Unrealized appreciation		$2,742,955
Unrealized depreciation		(100,136)
Net unrealized appreciation		$2,642,819

Aggregate cost of securities for income tax purposes		$22,825,081

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2010
(Unaudited)

		Fair
Shares	COMMON STOCKS - 99.57%	Value

	Beverages - 1.97%
2,893	PepsiCo, Inc.	$189,000

	Biological Products - 2.10%
3,683	Amgen, Inc. *	202,197

	Books: Publishing or Publishing and Printing - 2.00%
5,275	McGraw-Hill Companies, Inc.	192,063

	Computer Communications Equipment - 2.02%
9,610	Cisco Systems, Inc. *	194,410

	Computer & Office Equipment - 2.40%
5,487	Hewlett-Packard Co.	231,003

	Converted Paper & Paperboard Products - 1.46%
2,223	Kimberly-Clark Corp.	140,138

	Crude Petroleum & Natural Gas - 3.92%
1,653	Apache Corp.	197,087
2,289	Devon Energy Corp.	179,709
		376,796

	Electromedical & Electrotherapeutic Apparatus - 2.78%
7,195	Medtronic, Inc.	266,863

	Electronic & Other Electrical Equipment ( No Computer Equipment) - 2.56%
13,425	General Electric Co.	245,543

	Fire, Marine & Casualty Insurance - 2.16%
6,496	Allstate Corp.	207,092

	General Industrial Machinery & Equipment - 2.08%
3,750	Illinois Tool Works, Inc.	200,250

	Hospital & Medical Service Plans - 2.18%
5,810	UnitedHealth Group, Inc.	209,799

	Insurance Agents Brokers & Services - 1.54%
3,340	MetLife, Inc.	148,430

	Metal Mining - 2.32%
1,855	Freeport-McMoRan Copper & Gold, Inc.	222,767

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2010
(Unaudited)

		Fair
Shares	COMMON STOCKS - 99.57% - continued	Value

	National Commercial Banks - 8.19%
9,844	Bank of America Corp.	$131,319
7,594	JPMorgan Chase & Co.	322,137
5,280	U.S. Bancorp	142,402
6,150	Wells Fargo & Co.	190,588
		786,446

	Oil & Gas Field Machinery & Equipment - 2.16%
3,631	Baker Hughes, Inc.	207,584

	Petroleum Refining - 11.36%
4,100	Chevron Corp.	374,125
4,349	ConocoPhillips	296,167
4,255	Exxon Mobil Corp.	311,126
1,474	Murphy Oil Corp.	109,887
		1,091,305

	Pharmaceutical Preparations - 6.81%
7,540	Eli Lilly & Co.	264,202
3,056	Johnson & Johnson	189,014
11,505	Pfizer, Inc.	201,452
		654,668

	Pumps & Pumping Equipment - 2.83%
5,227	ITT Corp.	272,379

	Radio & TV Broadcasting & Communications Equipment - 2.55%
3,477	L-3 Communications Holdings, Inc.	245,094

	Retail - Drug Stores and Proprietary Stores - 2.10%
5,799	CVS Caremark Corp.	201,631

	Retail - Radio TV & Consumer Electronics Stores - 1.68%
4,695	Best Buy Co., Inc.	160,992

	Retail - Variety Stores - 1.86%
3,315	Wal-Mart Stores, Inc.	178,778

	Semiconductors & Related Devices - 2.51%
11,490	Intel Corp.	241,635

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2010
(Unaudited)

		Fair
Shares	COMMON STOCKS - 99.57% - continued	Value

	Services - Advertising Agencies - 2.31%
4,837	Omnicom Group, Inc.	$221,535

	Services - Computer Integrated Systems Design - 2.57%
4,978	Computer Sciences Corp.	246,909

	Services - Prepackaged Software - 2.02%
6,945	Microsoft Corp.	193,904

	Ship & Boat Building & Repairing - 2.14%
2,902	General Dynamics Corp.	205,926

	Specialty Cleaning, Polishing and Sanitation Preparations - 1.30%
1,969	Clorox Co.	124,598

	State Commercial Banks - 4.93%
3,641	Northern Trust Corp.	201,748
5,865	State Street Corp.	271,784
		473,532

	Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 2.06%
4,520	Nucor Corp.	198,066

	Surgical & Medical Instruments & Apparatus - 3.21%
5,742	Stryker Corp.	308,345

	Telephone Communications (No Radiotelephone) - 3.50%
4,770	AT&T, Inc.	140,143
5,475	Verizon Communications, Inc.	195,895
		336,038

	Wholesale - Groceries & Related Products - 1.99%
6,496	Sysco Corp.	190,982

	TOTAL COMMON STOCKS (Cost $8,647,776)	9,566,698

	MONEY MARKET SECURITIES - 0.46%
43,860	AIM STIT-STIC Prime Portfolio - Class I, 0.16% (a)	43,860

	TOTAL MONEY MARKET SECURITIES (Cost $43,860)	43,860

	TOTAL INVESTMENTS (Cost $8,691,636) - 100.03%	$9,610,558

	Liabilities in excess of other assets - (0.03)%	(2,438)

	TOTAL NET ASSETS - 100.00%	$9,608,120

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at December 31, 2010.

Tax Related
Unrealized appreciation		$1,175,606
Unrealized depreciation		(256,684)
Net unrealized appreciation		$918,922

Aggregate cost of securities for income tax purposes		$8,691,636

See accompanying notes which are an integral part of these financial statements.

Dean Funds
Related Notes to the Schedule of Investments
December 31, 2010
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Dean Funds
Related Notes to the Schedule of Investments - continued
December 31, 2010
(Unaudited)

Fixed income securities, such as convertible corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at December 31, 2010 in valuing the Small Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$22,205,340	$-	$-	$22,205,340

Real Estate Investment Trusts	968,952		-	968,952

Money Market Securities	1,872,000	-	-	1,872,000

Convertible Corporate Bonds	-	421,608	-	421,608

Total	$25,046,292	$421,608	$-	$25,467,900
*Refer to the Schedule of Investments for industry classifications.

Dean Funds
Related Notes to the Schedule of Investments - continued
December 31, 2010
(Unaudited)

The following is a summary of the inputs used at December 31, 2010 in valuing the Large Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$9,566,698	$-	$-	$9,566,698

Money Market Securities	43,860	-	-	43,860

Total	$9,610,558	$-	$-	$9,610,558
*Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of February 16, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
           /s/ Melissa K. Gallagher
                Melissa K. Gallagher, President

Date           2/17/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Melissa K. Gallagher
                Melissa K. Gallagher, President

Date           2/17/11

By
 /s/ Christopher E. Kashmerick
           Christopher E. Kashmerick, Treasurer

Date           2/17/11